Property, Plant and Equipment	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
Property, Plant and Equipment
PROPERTY, PLANT AND EQUIPMENT:
Property, plant and equipment are comprised of the following:

	2018
	Cost	Accumulated Depreciation and Impairment	Net Book Value
Land	$26.8	$12.0	$14.8
Buildings including improvements	375.5	218.0	157.5
Machinery and equipment	781.2	588.2	193.0
	$1,183.5	$818.2	$365.3

	2019
	Cost	Accumulated Depreciation and Impairment	Net Book Value
Land	$35.6	$12.0	$23.6
Buildings including improvements	351.7	197.1	154.6
Machinery and equipment	720.8	544.0	176.8
	$1,108.1	$753.1	$355.0

The following table details the changes to the net book value of property, plant and equipment for the years indicated:

	Note	Land	Buildings including Improvements	Machinery and Equipment	Total
Balance — January 1, 2018		$11.1	$141.6	$171.2	$323.9
Additions		—	25.4	62.3	87.7
Acquisitions through business combinations	3	3.6	10.8	13.9	28.3
Depreciation		—	(20.4)	(53.3)	(73.7)
Write down of assets and other disposals		—	—	(0.9)	(0.9)
Foreign exchange and other		0.1	0.1	(0.2)	—
Balance — December 31, 2018 (i)		14.8	157.5	193.0	365.3
Transferred from assets held for sale	6	11.2	1.7	—	12.9
Additions		—	21.7	55.1	76.8
Adjustment through business combinations (ii)	3	—	—	(0.3)	(0.3)
Depreciation		—	(20.1)	(53.2)	(73.3)
Write down of assets and other disposals (iii) (iv)		(2.5)	(6.1)	(17.6)	(26.2)
Foreign exchange and other		0.1	(0.1)	(0.2)	(0.2)
Balance — December 31, 2019 (i)		$23.6	$154.6	$176.8	$355.0

(i)
The net book value of property, plant and equipment at December 31, 2019 included $7.5 (December 31, 2018 — $12.8) of leases financed through third parties. See note 12 for the future minimum lease payments under these leases.

(ii)	Adjustments were made in 2019 to reflect the fair value of assets acquired in connection with the Impakt acquisition.

(iii)	Includes the disposal of our Toronto real property in March 2019. See "Toronto Real Property and Related Transactions" below.

(iv)	Includes the write-down of equipment primarily related to our capital equipment business and other disengaged programs (recorded as restructuring charges). See note 16(a).
We review the carrying amount of property, plant and equipment for impairment whenever events or changes in circumstances (triggering events) indicate that the carrying amount of such assets (or the related CGU or CGUs) may not be recoverable. If any such indication exists, we test the carrying amount of such assets or CGUs for impairment. We did not identify any triggering event during the course of 2017 to 2019 indicating that the carrying amount of such assets or CGUs may not be recoverable. However, we recorded non-cash restructuring charges: (i) in 2017, to write down our then-remaining solar panel manufacturing equipment; (ii) in 2018, to reflect losses on the sale of surplus equipment; and (iii) in 2019, to write-down certain equipment primarily related to our capital equipment business and disengaged programs, in each case in connection with our restructuring activities. See note 16(a).
Toronto Real Property and Related Transactions:
On July 23, 2015, we entered into an agreement of purchase and sale (Property Sale Agreement) to sell our real property located in Toronto, Ontario, which included the site of our corporate headquarters and our Toronto manufacturing operations, to a special purpose entity (the Property Purchaser), a consortium of four real estate partnerships (approximately 27% of the interests of which are held by a privately-held partnership in which Mr. Gerald Schwartz (a controlling shareholder of Celestica) has a material interest; and approximately 25% of the interests of which are held by a partnership in which Mr. Schwartz has a non-voting interest). In September 2018, the Property Sale Agreement was assigned to a new purchaser (Assignee). The Property Purchaser holds a 5% non-voting interest in the Assignee.
On March 7, 2019, we completed the sale of our Toronto real property and received total additional proceeds of $113.0 (Toronto Proceeds), including a high density bonus and an early vacancy incentive related to the temporary relocation of our corporate headquarters. We recorded a gain of $102.0 (Property Gain) on the sale in other charges (recoveries) during Q1 2019 (see note 16(c)). No net tax impact was recorded from this sale, as the gain was offset by the utilization of previously unrecognized tax losses. See note 20.
We completed the relocation of our Toronto manufacturing operations in February 2019 (under a long-term lease executed in November 2017). We also entered into a 10-year lease in March 2019 with the Assignee for our new corporate headquarters, to be built by the Assignee on the site of our former location. In connection therewith, we completed the temporary relocation of our corporate headquarters in the second quarter of 2019 (Q2 2019) (pursuant to a 3-year lease executed in September 2018) while our new corporate headquarters is under construction. In connection with such relocations, we capitalized building improvements and equipment costs related to our new manufacturing site ($1.2 in 2019; approximately $15 in 2018; nil in 2017) and our temporary corporate headquarters ($5.0 in 2019; nil prior thereto), and we incurred transition-related costs ($3.8 in 2019; $13.2 in 2018; $1.6 in 2017) which we recorded in other charges. Transition costs are comprised of direct relocation and duplicate costs (such as rent expense, utility costs, depreciation charges, and personnel costs) incurred during the transition periods, as well as cease-use costs incurred in connection with idle or vacated portions of the relevant premises that we would not have incurred but for these relocations.